Summary of Significant Accounting Policies: Cost of Sales and Service (Policies)	12 Months Ended
Mar. 31, 2017
Predecessor
Cost of Sales and Service

Cost of Sales and Service

The cost of sales and service consists of the cost of the data feeds that supply twenty minute delayed stock market data to the Company’s stock analysis software based tool, external partner commissions and other costs associated with the repair or maintenance of the website.